Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 2,266	£ 2,114
Share premium	142,604	141,306
Share capital and share premium	£ 144,870	£ 143,420
Ordinary shares of £0.04 each	56,660	52,860